ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

August 8, 2017

Mary Kwan
(212) 596-9830
 mary.kwan@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-1090

Re:  Westchester Capital Funds (Registration Nos. 333-187583 and 811-22818)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Westchester Capital Funds (the “Trust”) is Post-Effective Amendment No. 9 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 12 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted principally to register Investor Class and Institutional Class shares of WCM Alternatives: Credit Event Fund, a new series of the Trust. It is intended that this Amendment become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (212) 596-9830.

Sincerely,

/s/ Mary Kwan
Mary Kwan

cc:          Jeremy C. Smith, Ropes & Gray LLP
Bruce C. Rubin, Westchester Capital Management, LLC
Amy Nazimiec, Westchester Capital Management, LLC